Taxation - Summary of Changes in Tax Liabilities Subject to Legal Proceedings (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	R$ 0
Acquisition	45,431
Principal additions	1,219
Interest additions	1,251
Ending balance	47,901
INSS on Severance pay [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	0
Acquisition	7,843
Principal additions	549
Interest additions	327
Ending balance	8,719
ISS - PIS and COFINS basis [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	0
Acquisition	18,220
Principal additions	670
Interest additions	688
Ending balance	19,578
Deductibility - SEBRAE/INCRA and FNDE [Member]
Disclosure Of Reconciliation Of Changes In Deferred Tax Liability [Line Items]
Beginning balance	0
Acquisition	19,368
Principal additions	0
Interest additions	236
Ending balance	R$ 19,604